Dividends	6 Months Ended
Jun. 30, 2025
Dividends
Dividends

12. Dividends

The 2024 final dividend was approved by shareholders at the Annual General Meeting on 23 April 2025 and the payment made on 29 April 2025 to shareholders on the register at the close of business on 15 March 2025.

NatWest Group plc announces an interim dividend for 2025 of £768 million or 9.5 pence per ordinary share. The interim dividend will be paid on 12 September 2025 to shareholders on the register at close of business on 8 August 2025. The ex-dividend date will be 7 August 2025.